Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	$ 536	¥ 44,047	¥ 46,706	¥ 48,006
Provision for doubtful accounts, net of reversal	71	5,843	1,806	1,905
Write-offs	(9)	(699)	(2,690)	(1,357)
Other	(62)	(5,094)	(1,775)	(1,848)
Allowance for doubtful accounts at end of year	$ 536	¥ 44,097	¥ 44,047	¥ 46,706